ALLOWANCE FOR LOAN LOSSES (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013 Contract	Sep. 30, 2012 Contracts	Sep. 30, 2013 Contract	Sep. 30, 2012 Contracts	Dec. 31, 2012	Dec. 31, 2011
Allowance For Loan Losses [Line Items]
Number of Contracts	18	12	52	48	88	105
Pre-Modification Recorded Principal Balance	$ 2,219	$ 4,985	$ 6,332	$ 12,590	$ 22,726	$ 37,913
Post-Modification Recorded Principal Balance	1,611	4,979	4,268	11,733	20,832	31,112
Agriculture and Agricultural Real Estate [Member]
Allowance For Loan Losses [Line Items]
Number of Contracts	0	0	0	0	0	0
Pre-Modification Recorded Principal Balance	0	0	0	0	0	0
Post-Modification Recorded Principal Balance	0	0	0	0	0	0
Commercial [Member]
Allowance For Loan Losses [Line Items]
Number of Contracts	6	3	13	9	9	11
Pre-Modification Recorded Principal Balance	1,044	168	1,398	950	1,000	1,000
Post-Modification Recorded Principal Balance	636	163	787	553	595	796
Commercial Real Estate [Member]
Allowance For Loan Losses [Line Items]
Number of Contracts	3	5	10	14	19	38
Pre-Modification Recorded Principal Balance	480	4,030	2,527	6,433	8,334	22,938
Post-Modification Recorded Principal Balance	301	4,030	1,646	6,075	7,352	18,592
Construction Real Estate [Member]
Allowance For Loan Losses [Line Items]
Number of Contracts	0	0	0	5	7	10
Pre-Modification Recorded Principal Balance	0	0	0	2,686	3,658	4,284
Post-Modification Recorded Principal Balance	0	0	0	2,633	3,563	3,958
Residential Real Estate [Member]
Allowance For Loan Losses [Line Items]
Number of Contracts	8	3	24	17	47	40
Pre-Modification Recorded Principal Balance	685	743	2,131	2,450	9,524	9,554
Post-Modification Recorded Principal Balance	665	743	1,801	2,403	9,124	7,686
Consumer and Other [Member]
Allowance For Loan Losses [Line Items]
Number of Contracts	1	1	5	3	6	6
Pre-Modification Recorded Principal Balance	10	44	276	71	210	137
Post-Modification Recorded Principal Balance	$ 9	$ 43	$ 34	$ 69	$ 198	$ 80